UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/07

Item 1.  Reports to Stockholders.

Critical Math Portfolio

Annual Report

December 31, 2007

1-866-263-9260

www.unusualfund.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

TO SHAREHOLDERS OF THE

CRITICAL MATH PORTFOLIO

December 31, 2007

The Critical Math Portfolio (the “Portfolio”) was launched on May 22, 2007.  This report represents our first full 6-month period.  At inception, the Portfolio was utilizing 25 individual stock selection models.  By the end of the year, that number had more than doubled to 55 models.  These additions further diversify our stock selections with the intention of creating better investment opportunities, as well as greater risk reduction.  In addition to individual stock selections, the Portfolio also invests in leveraged S&P 500 index funds, leveraged Russell 2000 index funds and high-yield bond funds.  Each and every one of these four segments may at any time be invested in their identified segment and/or cash equivalents.  The overall strategy of the Portfolio is to invest more heavily in equities or bonds when markets are up-trending and to increase cash equivalents when markets are down-trending. The overall objective is to perform similarly to the broad market indices such as the S&P 500 and Russell 2000 in a sideways or non-trending equity market and to outperform the indices in trending markets, be they up or down.  For the 6 months ending 12/31/07, the total return of the Portfolio was a loss of 1.2%, while the S&P 500 lost 1.4% and the Russell 2000 lost 7.5%.

In the 4th quarter of 2007, due mainly to the performance of our individual stocks, the total return of the Portfolio was better than the broad market indices, such as the S&P 500 and Russell 2000.  Our objectives have, therefore, exceeded expectations for the quarter.  While we expect the Portfolio’s best performance relative to the market indices to occur during longer term trending periods, we are gratified with the relative performance in the recent volatile, non-trending markets. At year-end, the Portfolio’s positions were 63.1% in individual stocks, 11.1% in leveraged S&P 500 index funds and 25.8% in cash.

The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is no front end or back end load for the Critical Math Portfolio. The total operating expense ratio as states in the fee table to the Fund’s prospectus dated May 1, 2007 is 3.04%.  For performance information current to the most recent month-end, please call toll-free 866-263-9260. All performance figures reflect management fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (also referred to as the "S&P 500") is an index widely regarded as an indicator of U.S. large company stock market performance. The S&P 500 Index consists of 500 leading companies diversified across approximately 90 different industries.

The Russell 2000 Index tracks the performance of the smallest companies contained in the Russell 3000® Index. The average market capitalization of companies represented in the Index is $526 million with the largest company having $1.5 billion in market capitalization. Because the Index focuses on so many smaller companies, it is highly diversified.

Investors should consider the investment objectives, risks, cha r ges and expenses of the Critical Math Portfolio carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before investing. A prospectus for this fund can be obtained on the web at www.unusualfund.com or by calling 8 66 -263-9260. The Critical Math Portfolio is distributed by Aquarius Fund Distributors, LLC Member FINRA / SIPC

0139-AFD-2/5/2008

Critical Math Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2007

The Fund's performance figures* for the period ending December 31, 2007, compared to its benchmarks:

	Six Months	Inception**- December 31, 2007
Critical Math Portfolio	(1.22%)	(3.10%)
S&P 500 Total Return Index	(1.37%)	(2.53%)
Russell 2000 Total Return Index	(7.53%)	(8.07%)

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is May 22, 2007

Top Ten Industries		% of Net Assets
Oil & Gas		12.3%
Open End Mutual Funds		11.1%
Telecommunications		8.1%
Semiconductors		6.0%
Software		4.1%
Machinery - Diversified		4.0%
Electric		4.0%
Oil & Gas Services		3.8%
Chemicals		3.8%
Mining		3.8%
Other, Cash & Cash Equivalents		39.0%
		100.0%

Please refer to the Portfolio of Investments in this Annual report for a detailed analysis of the Fund's holdings.

Critical Math Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2007
	Shares		Value
		COMMON STOCKS - 63.4%
		AIRLINES - 2.0%
	11,991	Skywest, Inc.	$ 321,958

		CHEMICALS - 3.8%
	3,254	Air Products & Chemicals, Inc.	320,942
	11,076	Methanex Corp.	305,698
			626,640
		COMPUTERS - 2.0%
	19,533	Cadence Design Systems, Inc. *	332,256

		ELECTRIC - 4.0%
	4,709	FPL Group, Inc.	319,176
	3,391	Public Service Enterprise Group, Inc.	333,132
			652,308
		ELECTRONICS - 3.5%
	5,882	Thomas Betts Corp. *	288,453
	2,999	Garmin Ltd.	290,903
			579,356
		HAND/MACHINE TOOLS - 2.0%
	4,595	Lincoln Electric Holdings, Inc.	327,072

		INSURANCE - 2.1%
	5,229	Navigators Group, Inc. *	339,885

		MACHINERY-DIVERSIFIED - 4.0%
	2,548	Cummins, Inc.	324,539
	9,156	IDEX Corp.	330,806
			655,345
		MINING - 3.8%
	3,100	Freeport-McMoRan Copper & Gold, Inc.	317,564
	8,560	Teck Cominco Ltd.	305,678
			623,242
		MISCELLANEOUS MANUFACTURING - 1.9%
	5,822	Illionois Tool Works, Inc.	311,710

	See accompanying notes to financial statements.

Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007
	Shares		Value
		OIL & GAS - 12.3%
	5,383	Anadarko Petroleum Corp.	$ 353,609
	2,081	China Petroleum & Chemical Corp., ADR	308,404
		ENSCO International, Inc.	353,010
	5,852	Noble Corp.	330,697
	6,390	Sasol Ltd.	316,113
	3,245	Suncor Energy, Inc.	352,829
			2,014,662
		OIL & GAS SERVICES - 3.8%
	7,057	Hornbeck Offshore Services, Inc. *	317,212
	3,160	Schlumberger Ltd.	310,849
			628,061
		SEMICONDUCTORS - 6.0%
	6,533	Kia-Tencor Corp.	314,629
	12,728	Maxim Integrated Products, Inc.	337,037
	7,990	Tessera Technologies, Inc. *	332,384
			984,050
		SOFTWARE - 4.1%
	14,650	Oracle Corp. *	330,797
	12,826	Sybase, Inc. *	334,630
			665,427
		TELECOMMUNICATIONS - 8.1%
	8,406	AT&T, Inc.	349,353
	12,126	Cisco Systems, Inc. *	328,251
	7,034	CommScope, Inc. *	346,143
	7,884	Nokia OYJ, ADR	302,667
			1,326,414

		TOTAL COMMON STOCKS (Cost $10,346,117)	10,388,386

		OPEN-END MUTUAL FUNDS - 11.1%
	13,062	Profunds UltraBull ProFund	913,939
	19,201	Rydex S&P 500 2x Strategy Fund	914,556
		TOTAL OPEN-END MUTUAL FUNDS (Cost $2,042,692)	1,828,495

	See accompanying notes to financial statements.

Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007
	Shares		Value
		SHORT-TERM INVESTMENTS - 25.9%
		INVESTMENT COMPANY - 0.3%
	53,027	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 4.58%**	$ 53,027
	Principal
	Amount

		U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.6%
	$ 4,200,000	Federal Home Loan Bank Discount Notes, 3.05%, due 1/2/08	4,199,644

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,252,671)	4,252,671

		TOTAL INVESTMENTS - 100.4% (Cost $16,641,480) (a)	$ 16,469,552
		LIABILITIES IN EXCESS OF OTHER ASSETS- (.4%)	(60,998)
		NET ASSETS - 100.0%	$ 16,408,554

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,641,480
	and differs from market value bynet unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 305,122
		Unrealized depreciation	(477,050)
		Net unrealized depreciation	$ (171,928)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2007.
	ADR - American Depositary Receipt

	See accompanying notes to financial statements.

Critical Math Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS
Investment securities:
At cost	$ 16,641,480
At value	$ 16,469,552
Dividends and interest receivable	11,998
Prepaid expenses and other assets	337
TOTAL ASSETS	16,481,887

LIABILITIES
Payable for fund shares redeemed	1,833
Investment advisory fees payable	31,571
Administration fees payable	4,570
Fund accounting fees payable	3,188
Distribution (12b-1) fees payable	3,487
Shareholder servicing fee payable	3,487
Transfer agent fees payable	2,156
Custody fees payable	2,073
Compliance officers fees	1,975
Accrued expenses and other liabilities	18,993
TOTAL LIABILITIES	73,333
NET ASSETS	$ 16,408,554

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 16,915,619
Accumulated net investment income	56,882
Accumulated net realized loss from security transactions	(392,019)
Net realized depreciation of investments	(171,928)
NET ASSETS	$ 16,408,554

Shares of beneficial interest outstanding	1,693,616

Net asset value, offering and redemption price per share	$ 9.69

See accompanying notes to financial statements.

Critical Math Portfolio
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2007 (a)

INVESTMENT INCOME
Interest	$ 184,016
Dividends (net of foreign tax withheld $1,307)	102,509
TOTAL INVESTMENT INCOME	286,525

EXPENSES
Investment advisory fees	95,754
Distribution (12b-1) fees	23,939
Shareholder Servicing fees	23,938
Legal fees	17,212
Administrative services fees	15,949
Audit fees	14,994
Accounting services fees	11,704
Compliance Officer fees	8,019
Transfer agent fees	7,279
Custodian fees	4,369
Printing and postage expenses	3,667
Trustees' fees and expenses	1,945
Insurance expense	999
Other expenses	1,999
TOTAL EXPENSES	231,767
Waiver of Distribution (12b-1) fees	(2,124)
NET EXPENSES	229,643
NET INVESTMENT INCOME	56,882

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transaction	(392,019)
Net change in unrealized depreciation on investments	(171,928)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(563,947)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (507,065)

(a) The Critical Math Portfolio commenced operations May 22, 2007.

See accompanying notes to financial statements.

Critical Math Portfolio
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
December 31,
2007 (a)
FROM OPERATIONS
Net Investment Income	$ 56,882
Net realized loss from security transactions	(392,019)
Net change in unrealized depreciation on investments	(171,928)
Net decrease in net assets resulting from operations	(507,065)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,315,073
Payments for shares redeemed	(399,454)
Net increase in net assets from shares of beneficial interest	16,915,619

TOTAL INCREASE IN NET ASSETS	16,408,554

NET ASSETS
Beginning of Period	-
End of Period*	$ 16,408,554
* Includes accumulated net investment income of:	$ 56,882

SHARE ACTIVITY
Shares Sold	1,735,700
Shares Redeemed	(42,084)
Net increase in shares of beneficial interest outstanding	1,693,616

(a) The Critical Math Portfolio commenced operations May 22, 2007.

See accompanying notes to financial statements.

Critical Math Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the Period
	Ended
	December 31,
	2007(1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net Investment Income	0.04	(2)
Net realized and unrealized loss on investments	(0.35)
Total from investment operations	(0.31)

Net asset value, end of period	$ 9.69

Total return	(3.10%)	(3)

Net assets, end of period (000s)	$ 16,409

Ratio of gross expenses to average net assets	2.42%	(4,5)

Ratio of net expenses to average net assets	2.40%	(4,5)

Ratio of net investment income	0.59%	(4.5)

Portfolio Turnover Rate	342%	(3)

(1) The Critical Math Portfolio commenced operations on May 22, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Not annualized
(4) Annualized.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

 Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.

ORGANIZATION

The Critical Math Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts.  The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and unit investment trusts and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees (the “Board”) or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Portfolio believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

 Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Portfolio.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended December 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $43,955,460 and $31,173,511, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are supervised under the direction of the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the supervision of the Board, oversees the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front end or contingent sales loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 2.49% per annum of the Portfolio’s average daily net assets.

 Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 2.49% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 2.49% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 2.49% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  No fees were required to be reimbursed under this agreement for the period ended December 31, 2007.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Aquarius Fund Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.   The Advisor may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.  The advisor waived service fees in the amount of $2,124 for the period ended December 31, 2007.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolio as follows:

 Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $24,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended December 31, 2007 was $388.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

 Critical Math Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

In addition, certain affiliates of GFS provide ancillary services to the Portfolio(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2007, the Portfolio incurred expenses of $8,019 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended December 31, 2007, GemCom collected amounts totaling $2,878 for EDGAR and printing services performed.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

As of December 31, 2007 the Portfolio has available for federal income tax purposes an unused capital loss carryforward of $392,019. This carryforward may be used to offset any future capital gains the portfolio may have and is set to expire on December 31, 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Critical Math Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Critical Math Portfolio, a series of shares of Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2007, and the related statements of operations and changes in net assets and the financial highlights for the period May 22, 2007 (commencement of operations) through December 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and transfer agents of the underlying investment companies in which the Fund invests.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Critical Math Portfolio as of December 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period May 22, 2007 through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                                                                 BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

February 14, 2008

 Critical Math Portfolio

EXPENSE EXAMPLES

December 31, 2007 (Unaudited)

As a shareholder of the Critical Math Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Critical Math Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Critical Math Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period 7/1/07 – 12/31/07*
Actual	$1,000.00	$987.80	$12.02
Hypothetical (5% return before expenses)	$1,000.00	$1,013.11	$12.18

*Expenses are equal to the Fund’s annualized expense ratio of 2.40%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Critical Math Portfolio

SUPPLEMENTAL INFORMATION

December 31, 2007 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan **(63) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	31

Anthony J. Hertl (57)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust.

31
Gary W. Lanzen (53) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	31
Mark Taylor (43) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Director and Audit Committee Chairman)	31
Interested Trustees and Officers
Michael Miola***(55) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC. Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust; Constellation Trust Co.	31

Critical Math Portfolio

SUPPLEMENTAL INFORMATION

December 31, 2007 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (49)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of  Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Aquarius Fund Distributors, LLC (the Fund’s Distributor) and Fund Compliance Services, LLC (the Trust’s compliance service provider).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08558

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor is an independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $13,000

(b)

Audit-Related Fees

2007 - N/A

(c)

Tax Fees

2007 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/5/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/5/08